Stock-Based Compensation (Details 6)	12 Months Ended
Dec. 31, 2013
Warrants Without Reverse Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	189.81%
Expected term	5 years
Risk free interest rate	0.75%
Warrants With Reverse Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends	0.00%
Expected volatility	195.66%
Expected term	5 years
Risk free interest rate	1.06%